SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
HTL Marketing Pte. Ltd [Member]
Related Party Transaction [Line Items]
Purchase of goods	$ 498,807	$ 677,629	$ 1,120,613
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Purchase of goods	$ 16,713	$ 22,704